INVENTORIES - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Oil, gas and chemicals	$ 22,145	$ 16,710
Environmental Certificates	1,727	1,300
Other including materials	1,386	1,447
Total	$ 25,258	$ 19,457